UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        The Arrott Building
                401 Wood Street, Suite 1300
                Pittsburgh, PA  15222-1824

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David R. Fallgren
Title:          Compliance
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  David R. Fallgren       Pittsburgh, Pennsylvania        August 12, 2004

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         41

Form 13F Information Table Value Total:         $709,448,909

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

A T & T                      Com    001957505     8,881,142    607,050  Sole                 0   607,050
Apria Healthcare             Com    037933108    34,059,151  1,186,730  Sole           808,600   378,130
Arch Wireless Inc. - Class A Com    039392709     2,264,955     79,500  Sole            79,500         0
Bank of America Corporation  Com    060505104    32,475,887    383,785  Sole           244,100   139,685
Bell South Corp.             Com    079860102    21,229,941    809,685  Sole           500,500   309,185
BJ's Wholesale Club          Com    05548J106    27,805,250  1,112,210  Sole           658,600   453,610
Borders Group Inc.           Com    099709107     4,675,389    199,462  Sole                 0   199,462
Cal Dive International       Com    127914109     7,425,368    244,900  Sole                 0   244,900
Capital One Financial        Com    14040H105     9,889,116    144,620  Sole                 0   144,620
Citigroup Inc.               Com    172967101    25,482,763    548,016  Sole           339,500   208,516
Cole National Corp.          Com    193290103    13,204,425    565,500  Sole           399,100   166,400
Cooper Tire & Rubber         Com    216831107    10,420,388    453,060  Sole                 0   453,060
Cross Country Healthcare Inc Com    22748P105    13,286,744    732,052  Sole           732,052         0
Eastman Kodak                Com    277461109    17,342,744    642,800  Sole           642,800         0
Federal National Mortgage As Com    313586109    46,164,354    646,922  Sole           479,550   167,372
First Avenue Networks Inc.   Com    31865X106    21,535,375  5,348,596  Sole         4,272,218 1,076,378
First Health Group Inc.      Com    320960107    37,017,554  2,371,400  Sole         1,884,200   487,200
ITSA                         Com    G4984V106           191    191,429  Sole           191,429         0
Loews Corporation            Com    540424108    23,607,584    393,722  Sole           188,800   204,922
Magellan Health Services     Com    559079207    26,661,523    797,056  Sole           794,056     3,000
Medco Health Services        Com    58405U102     1,453,425     38,758  Sole            23,541    15,217
Merck & Co.                  Com    589331107    17,189,775    361,890  Sole           225,700   136,190
Motorola                     Com    620076109     9,282,260    508,617  Sole                 0   508,617
MPS Group                    Com    607830106     2,673,672    220,600  Sole                 0   220,600
Newmont Mining               Com    651639106     6,376,344    164,508  Sole                 0   164,508
Nextel Communications Inc.   Com    65332V103    46,266,431  1,735,425  Sole         1,304,200   431,225
Nokia Corp.                  Com    654902204    19,811,114  1,362,525  Sole           604,000   758,525
Nucentrix Broadband Networks Com    670198100     4,341,604  2,170,802  Sole           990,600 1,180,202
Peak International Ltd.      Com    G69586108     6,424,775  1,284,955  Sole                 0 1,284,955
PNC Financial Services Group Com    693475105    30,462,028    573,889  Sole           372,000   201,889
Rockford Corp.               Com    77316P101     6,379,200  1,417,600  Sole           703,700   713,900
Sears Roebuck & Co.          Com    812387108    16,756,189    443,755  Sole           248,100   195,655
Spectrum Control             Com    847615101    12,454,719  1,562,700  Sole           994,900   567,800
Sprint Corporation           Com    852061100    53,533,658  3,041,685  Sole         2,248,100   793,585
Time Warner Inc.             Com    887317105    17,392,773    989,350  Sole           881,500   107,850
Time Warner Telecom Inc.     Com    887319101     8,828,330  2,107,000  Sole         2,107,000         0
Tyco International Ltd.      Com    902124106    18,727,414    565,100  Sole           377,100   188,000
UST Inc.                     Com    902911106    14,845,680    412,380  Sole           328,700    83,680
Verizon Communications       Com    92343V104       223,365      6,172  Sole                 0     6,172
Waste Management Inc.        Com    94106L109    20,953,321    683,632  Sole           390,400   293,232
WSFS Financial               Com    929328102    11,642,988    239,765  Sole                 0   239,765

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